LINES OF CREDIT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Line of credit description			The Company has three lines of credit with the National Bank of Greece, which are renewed annually. The three lines have interest rates of 6.00% (the “National Bank LOC”), 3.6% (the “COSME 2 Facility”), and 3.6% plus the six-month Euribor rate and any contributions currently in force by law on certain lines of credit (the “COSME 1 Facility”)
Line of credit facility outstanding balance					$ 1,908,195
Interest Expense	$ 181,429	$ 151,274	$ 692,547	$ 529,782	866,476	$ 2,345,410
Line of Credit [Member] | National Bank of Greece Two [Member]
Borrowing	1,114,500		1,114,500		1,106,200	1,069,800
Outstanding debt balance					1,099,255	984,653
Line of credit facility outstanding balance			943,466		1,099,255
Line of Credit [Member] | Alpha Bank of Greece [Member]
Borrowing	1,114,500		1,114,500		1,106,200	1,069,800
Outstanding debt balance					1,130,141	991,429
Line of credit facility outstanding balance			1,030,944		1,130,141
Line of Credit [Member] | Pancreta Bank of Greece [Member]
Borrowing	1,549,155		1,549,155		1,537,618	1,487,022
Outstanding debt balance					1,122,210	1,232,128
Line of credit facility outstanding balance			1,560,802		1,122,210
National Bank of Greece One [Member] | Line of Credit [Member]
Borrowing	3,315,638		3,315,638		3,290,945	3,182,655
Outstanding debt balance					2,829,828	2,118,952
Line of credit facility outstanding balance			2,102,765		2,829,828
EGF [Member] | Line of Credit [Member]
Borrowing	445,800		445,800		442,480	427,920
Line of credit facility outstanding balance			386,577		459,400	431,512
Lines of credit [Member]
Interest Expense	$ 89,868	$ 37,536	$ 275,246	$ 204,654	$ 393,628	$ 294,156